Deferred Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Revenues
Deferred Revenues

Note 11 – Deferred Revenues

Arrangements with customers include multiple deliverables, consisting of an initial delivery of seeds and a contingent portion of the purchase price that is payable on the customer’s future harvest of the plants grown from such seeds. Deferred revenues associated with these multiple-element arrangements were $11,545 and $11,808 at September 30, 2023 and December 31, 2022, respectively. Related deferred cost of goods sold were $6,760 and $6,655 at September 30, 2023 and December 31, 2022, respectively, resulting in deferred gross margins of $4,785 and $5,153 at September 30, 2023 and December 31, 2022, respectively, that is expected to be recognized upon the customers’ completion of their harvests in future periods.

Note 12 – Deferred Revenues

Arrangements with customers include multiple deliverables, consisting of an initial delivery of seeds and a contingent portion of the sale that is dependent on the customers future harvest of the seeds. Deferred revenues associated with these multiple-element arrangements were $11,808 and $30,164 at December 31, 2022 and 2021, respectively. Related deferred cost of goods sold were $6,655 and $19,470 at December 31, 2022 and 2021, respectively, resulting in deferred gross margins of $5,153 and $10,964 at December 31, 2022 and 2021, respectively, that is expected to be recognized upon the customers’ completion of their harvests in future periods.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS